Main items related to operating activities - Cash flow from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detail of interest, taxes and dividends
Interests paid	$ (1,886)	$ (2,145)	$ (2,181)
Interests received	284	197	210
Income tax paid	(4,508)	(2,858)	(5,293)
Dividends received	2,346	1,444	1,988
Detail of changes in working capital
Inventories	(5,903)	2,274	(2,071)
Accounts receivable	(6,788)	4,818	(933)
Other current assets	(21,026)	3,374	(2,001)
Accounts payable	12,073	(5,355)	1,998
Other creditors and accrued liabilities	21,028	(3,242)	1,289
NET AMOUNT, DECREASE (INCREASE)	(616)	1,869	(1,718)
Detail of changes in provisions and deferred taxes
Accruals	(467)	350	403
Deferred taxes	1,429	(2,132)	(461)
TOTAL	$ 962	$ (1,782)	$ (58)